Related Party Transactions - Significant related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Hangzhou Tuguan Technology Co., Ltd
Related Party Transactions
Services received from related party				¥ 102,995
Tencent Group
Related Party Transactions
Services received from related party	$ 184,185	¥ 1,266,362	¥ 516,014	54,286
Jiaxing Suda Electronic Commerce Co., Ltd
Related Party Transactions
Services received from related party				14,035
Toshare Group Holding Limited
Related Party Transactions
Services received from related party				7,824
Suzhou Lebei Network Technology Co., Ltd
Related Party Transactions
Services received from related party			¥ 2,444	4,127
Merchandise sold through related party				¥ 137,399